BT INSTITUTIONAL FUNDS
Institutional Cash Management Fund, Institutional Treasury Money Fund, Cash Reserves Fund, Liquid Assets Fund and Institutional Equity 500 Index Fund

SUPPLEMENT DATED DECEMBER 23, 1999 (REPLACING SUPPLEMENT DATED DECEMBER 6, 1999) TO PROSPECTUS DATED APRIL 30, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                              BT Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE "CALCULATING THE FUND'S SHARE PRICE" SECTION WITH RESPECT TO INSTITUTIONAL CASH MANAGEMENT FUND, INSTITUTIONAL TREASURY MONEY FUND, CASH RESERVES FUND AND LIQUID ASSETS FUND:

Early Close on Certain Days

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-368-4031 for additional information about whether the Funds will close before a particular holiday. On days a Fund closes early:

     All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

     Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

     Purchase orders received after the Fund's close will be processed the next business day.

On December 31, 1999, the Funds will close at 12:00 p.m.

THE FOLLOWING SUPPLEMENTS THE "MANAGEMENT OF THE FUNDS" SECTION WITH RESPECT TO EACH FUND:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. At a Special Meeting of Shareholders ("Special Meeting") was held earlier this year, shareholders approved a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust").

Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Deutsche Asset Management, Inc. ("DAMI") (formerly Morgan Grenfell Inc.). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REVISES THE "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER" SECTION WITH RESPECT TO INSTITUTIONAL EQUITY 500 INDEX FUND:

The "Portfolio Manager(s)" section is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPINSTIT3 (12/99)

CUSIPS:
055924203            055924500            055924864
055924104            055924872

BT INVESTMENT FUNDS
Institutional Treasury Assets Fund

SUPPLEMENT DATED DECEMBER 23, 1999 (REPLACING SUPPLEMENT DATED DECEMBER 6, 1999) TO CONFIDENTIAL PRIVATE OFFERING MEMORANDUM DATED APRIL 30, 1999

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE "CALCULATING THE FUND'S SHARE PRICE" SECTION IN THE FUND'S CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

Early Close on Certain Days

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Service Center at 1-800-368-4031 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

     All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

     Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

     Purchase orders received after the Fund's close will be processed the next business day.

On December 31, 1999, the Fund will close at 12:00 p.m.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUNDS' CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. At a Special Meeting of Shareholders ("Special Meeting") was held earlier this year, shareholders approved a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund also approved a new investment advisory agreement with Deutsche Asset Management, Inc. ("DAMI") (formerly Morgan Grenfell Inc.). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers

Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP8143 (12/99)

BT INVESTMENT FUNDS
Institutional Daily Assets Fund

SUPPLEMENT DATED DECEMBER 16, 1999 (REPLACING SUPPLEMENT DATED DECEMBER 6, 1999) TO CONFIDENTIAL PRIVATE OFFERING MEMORANDUM DATED OCTOBER 27, 1998, AS REVISED APRIL 9, 1999

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE "CALCULATING A FUND'S SHARE PRICE" SECTION IN THE FUND'S CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

Early Close on Certain Days

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

     All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

     Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

     Purchase orders received after the Fund's close will be processed the next business day.

THE FOLLOWING SUPPLEMENTS THE "MANAGEMENT OF THE FUND AND TRUST" SECTION IN THE FUND'S CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. At a Special Meeting of Shareholders ("Special Meeting") held earlier this year, shareholders approved a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund also approved a new investment advisory agreement with Deutsche Asset Management, Inc. ("DAMI") (formerly Morgan Grenfell Inc.). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

About DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. MGI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP8143 (12/99)


                                       2